Equity instruments	12 Months Ended
Dec. 31, 2021
Equity instruments.
Equity instruments

9.   Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2020	12/31/2021

Classification:
Financial assets at fair value through profit or loss	1,911	2,764
Financial assets at fair value through other comprehensive income	768	799
	2,679	3,563
Type:
Shares of Mexican companies	2,679	3,563
	2,679	3,563

As of December 31, 2020 and 2021, 137 million pesos and 74 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loan transactions within Equity instruments – Financial assets at fair value through profit or loss (see Note 31).

As of December 31, 2020, 7 million pesos, of equity instruments, have been pledged in connection with securities loan transactions. As of December 31, 2021, 81 million pesos, of equity instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Equity instruments – Financial assets at fair value through profit or loss.

Note 45.a contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Equity instruments – Financial assets at fair value through other comprehensive income, were as follows:

	2019	2020	2021

Beginning balance as of January 1	535	642	768
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3)	—	—	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	—	—	148
Valuation adjustments	107	126	(117)
Balance at year-end	642	768	799

Note 28.a includes a breakdown of the valuation adjustments recognized in other comprehensive income under Valuation adjustments – Financial assets at fair value through other comprehensive income.